Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

24. Commitments and contingencies

(a)	Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were US$5,253, US$8,511 and US$29,834 during the years ended December 31, 2013, 2014, and 2015, respectively, and were charged to the statement of comprehensive income/(loss) when incurred.

Certain of these arrangements have renewal or expansion options and adjustments for market provisions, such as free or escalating base monthly rental payments. The Group recognizes rental expense under such arrangements on the straight-line basis over the initial term of the lease. The difference between the straight-line expense and the cash paid for rent was recorded as prepaid rent.

The Group used third party services for server custody and bandwidth. The contracts are typically 12 months in duration. The Group typically contracts these services according to the traffic level of its online marketplace and the respective server storage and bandwidth required to support the traffic.

The Group engaged third parties for promoting its brand image through various advertising channels, including advertising on internet search engines, websites and other traditional off-line media. The amount of advertising commitments relates to the committed advertising services that have not been delivered and paid.

 As of December 31, 2015, future minimum commitments under non-cancelable agreements were as follows:

	2016	2017	2018	2019	2020	Thereafter	Total
	US$	US$	US$	US$	US$	US$	US$
Operating lease commitments	20,047	15,176	10,437	2,477	316	602	49,055
Server custody and bandwidth fee commitments	3,240	2,026	1,182	—	—	—	6,448
Advertising commitments	150,165	—	—	—	—	—	150,165
Amended Convertible Note issued to Tencent	283,679	—	—	—	—	—	283,679
Total	457,131	17,202	11,619	2,477	316	602	489,347

Other than those shown above, the Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2015.

(b)	Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. When an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs, and potentially in future periods.